Debt (Details) - USD ($)			12 Months Ended
	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 03, 2021	Jan. 07, 2019
Debt Instrument [Line Items]
Number of shares for warrants (in shares)						17,333,333
Paid in kind interest			$ 8,817,000	$ 6,462,000	$ 9,369,000
Repayments of loan			65,532,000	$ 28,431,000	$ 13,368,000
Penny Warrant
Debt Instrument [Line Items]
Percentage of shares called by each warrant	1.35%
Number of shares for warrants (in shares)		4,200,000		4,200,000
Notes Payable, Related Party
Debt Instrument [Line Items]
Debt instrument, face amount							$ 87,000,000
Paid in kind interest			200,000	$ 6,500,000
Senior Debt | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 150,000,000		$ 150,000,000
Debt instrument, term		5 years
Debt instrument, stated interest rate		11.25%		11.25%
Debt instrument, percentage of interest paid in cash		5.00%
Debt instrument, debt default interest rate		15.00%		15.00%
Minimum liquidity covenant		$ 20,000,000		$ 20,000,000
Minimum consolidated revenue covenant		$ 130,000,000
Period for monthly payments				24 months
Debt fair value			$ 163,200,000